Share-based payment Arrangement - Summary of Terms and Conditions Related to Grants of Share Based Payment Arrangement (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share option cancelled	The remaining parts of 1-2st and 2nd share options were fully forfeited, and the 8th share option was canceled
Share based payment agreement granted value | ₩	₩ 10,813
KOSPI [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share issuable in increment based on share price | shares	200